Finance Expense - Summary of Finance Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Expense [Abstract]
Interest on debts and borrowings	€ 5,621	€ 6,105	€ 3,734
Financial discounts and other expenses	72	539	138
Interest on lease liabilities	862	759	581
Financial component IAS 19	280	270	268
Foreign currency exchange losses - Net	15,722		9,921
Derivatives fair value loss	95	6,191	3,086
Other fair value adjustments	14	485	202
Total finance expense	€ 22,666	€ 14,349	€ 17,930